Document And Entity Information	Aug. 05, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Aug. 05, 2026
Entity Registrant Name	Enliven Therapeutics, Inc.
Entity Central Index Key	0001672619
Entity Emerging Growth Company	false
Entity File Number	001-39247
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	81-1523849
Entity Address, Address Line One	205 Park Road
Entity Address, City or Town	Burlingame
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94010
City Area Code	650
Local Phone Number	547-5814
Entity Information, Former Legal or Registered Name	Not Applicable
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.001 per share
Trading Symbol	ELVN
Security Exchange Name	NASDAQ